Other assets and non-controlling interest - Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest in Other Entities [Abstract]
Assets attributable to non-controlling interest	$ 16,918	$ 13,934
Advance on unrealized carried interest	11,812	7,750
Fund recoveries and investment receivables	10,312	10,071
Private holdings	4,311	4,371
Prepaid expenses	4,145	4,158
Other	1,232	1,652
Total other assets	$ 48,730	$ 41,936